SALES-TYPE LEASES AND NET INVESTMENT IN THE LEASE	12 Months Ended
Sep. 30, 2024
Sales-type Leases And Net Investment In Lease
SALES-TYPE LEASES AND NET INVESTMENT IN THE LEASE

3. SALES-TYPE LEASES AND NET INVESTMENT IN THE LEASE

For the fiscal years ended September 30, 2024, 2023, and 2022, the Company recorded revenue from the sales-type leases of ¥1,607 thousand, ¥4,236 thousand, and ¥3,024 thousand and the corresponding cost of ¥129 thousand, ¥1,684 thousand, and ¥1,314 thousand respectively.

For the fiscal years ended September 30, 2024, 2023, and 2022, the Company recorded interest income of ¥3,464 thousand, ¥3,743 thousand, and ¥4,543 thousand respectively.

The component of its aggregate net investment in leases is as follows (in thousands):

	As of September 30,
	2024	2023
Lease receivable	¥10,656	¥12,225
Unguaranteed residual asset	-	-
Net investment in the lease	10,656	12,225
Current portion	(4,604)	(4,171)
Long-term portion	¥6,052	¥8,054

As of September 30, 2024, the annual aggregate maturities of lease payments under sales-type leases during each of the next five fiscal years were as follows (in thousands):

Year Ending September 30:	Amount
2025	¥6,922
2026	4,306
2027	1,766
2028	1,015
2029	324
Total undiscounted lease payments	14,333
Less: lease amount representing interest	(3,677)
Net investment in the lease	¥10,656